Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Derivative financial instruments
Change in fair value of derivative instruments	$ (25.0)	$ 40.8	$ (37.5)	$ 45.3
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of derivative instruments	(18.5)	30.6	(7.1)	34.9
Foreign exchange swaps
Derivative financial instruments
Change in fair value of derivative instruments		$ 10.2		$ 10.4
Nondeliverable forwards
Derivative financial instruments
Change in fair value of derivative instruments	$ (6.5)		$ (30.4)